Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,280,000
Previously Paid Amount	0.00
Total Fee Amount	176.77
Total Offset Amount	0.00
Net Fee	176.77
Narrative - Max Aggregate Offering Price	$ 1,280,000
Final Prospectus	true